Loans, Impaired Loans and Allowance for Credit Losses - Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations (Detail)	3 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Base case scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.30%	7.80%	3.10%
Unemployment rate, average %	6.50%	6.70%	7.30%
Bank of Canada overnight rate target, average %	0.30%	0.30%	0.30%
HPI - Housing Price Index, y/y % change	11.50%	7.50%	0.40%
USDCAD exchange rate, average	1.19	1.24	1.30
Base case scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	1.60%	2.20%
Unemployment rate, average %	6.00%	6.00%	5.50%
Bank of Canada overnight rate target, average %	2.10%	1.70%	0.80%
HPI - Housing Price Index, y/y % change	2.20%	2.00%	2.80%
USDCAD exchange rate, average	1.21	1.23	1.25
Base case scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.70%	8.20%	2.50%
Unemployment rate, average %	4.70%	5.00%	6.30%
Base case scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.60%	1.60%	2.20%
Unemployment rate, average %	4.10%	3.80%	3.50%
Base case scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	7.00%	1.00%
Unemployment rate, average %	4.00%	3.80%	7.30%
Base case scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.70%	1.90%	2.30%
Unemployment rate, average %	4.00%	3.80%	4.50%
Base case scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.60%	6.50%	3.80%
Unemployment rate, average %	9.40%	9.50%	12.10%
Base case scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	5.10%	2.60%
Unemployment rate, average %	6.60%	6.70%	7.30%
Base case scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.20%	7.50%	3.70%
Unemployment rate, average %	11.00%	11.30%	12.40%
Base case scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.20%	3.60%	3.80%
Unemployment rate, average %	7.30%	7.30%	8.10%
Base case scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.00%	4.70%	1.90%
Unemployment rate, average %	14.00%	12.80%	14.40%
Base case scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.60%	3.50%
Unemployment rate, average %	8.60%	8.60%	8.20%
Base case scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.20%	3.80%	2.20%
Base case scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.10%	4.10%	4.10%
Base case scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	65	62	48
Base case scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	67	66	58
Base case scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	4.17	4.03	3.00
Base case scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	4.09	3.90	3.19
Base case scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	5.56%	6.73%	4.44%
Base case scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	2.89%	3.00%	3.28%
Optimistic scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	7.10%	9.90%	4.70%
Unemployment rate, average %	5.80%	6.10%	6.70%
Bank of Canada overnight rate target, average %	0.90%	0.90%	0.50%
HPI - Housing Price Index, y/y % change	13.50%	9.20%	1.90%
USDCAD exchange rate, average	1.18	1.23	1.30
Optimistic scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.50%	2.30%	2.70%
Unemployment rate, average %	4.30%	4.80%	4.70%
Bank of Canada overnight rate target, average %	3.60%	2.90%	1.20%
HPI - Housing Price Index, y/y % change	3.90%	4.20%	3.30%
USDCAD exchange rate, average	1.20	1.22	1.25
Optimistic scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	8.50%	10.30%	3.60%
Unemployment rate, average %	4.30%	4.50%	6.10%
Optimistic scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.30%	2.10%	2.40%
Unemployment rate, average %	3.70%	3.40%	3.30%
Optimistic scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.60%	8.70%	2.50%
Unemployment rate, average %	3.50%	3.40%	6.80%
Optimistic scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.10%	2.70%	2.60%
Unemployment rate, average %	3.00%	2.90%	3.90%
Optimistic scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	8.90%	8.40%	5.60%
Unemployment rate, average %	8.80%	9.00%	11.60%
Optimistic scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	6.80%	3.20%
Unemployment rate, average %	5.90%	5.70%	6.90%
Optimistic scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	9.00%	10.20%	5.00%
Unemployment rate, average %	9.30%	10.10%	11.30%
Optimistic scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	5.10%	4.40%
Unemployment rate, average %	4.00%	4.40%	6.30%
Optimistic scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.90%	6.70%	3.00%
Unemployment rate, average %	12.80%	11.90%	13.60%
Optimistic scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.90%	4.90%	4.00%
Unemployment rate, average %	5.90%	6.30%	6.80%
Optimistic scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	6.60%	5.40%	3.30%
Optimistic scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.50%	4.90%	4.40%
Optimistic scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	71	70	52
Optimistic scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	90	90	68
Optimistic scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	4.35	4.23	3.09
Optimistic scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	4.77	4.55	3.42
Optimistic scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	7.33%	8.65%	5.63%
Optimistic scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.90%	4.00%	3.72%
Pessimistic scenario [member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	2.80%	(2.00%)
Unemployment rate, average %	9.00%	9.30%	9.90%
Bank of Canada overnight rate target, average %	0.30%	0.30%	0.30%
HPI - Housing Price Index, y/y % change	4.30%	0.40%	(6.30%)
USDCAD exchange rate, average	1.23	1.28	1.37
Pessimistic scenario [member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.60%	2.80%	3.80%
Unemployment rate, average %	6.50%	6.60%	5.80%
Bank of Canada overnight rate target, average %	1.20%	0.70%	0.40%
HPI - Housing Price Index, y/y % change	3.40%	2.90%	4.60%
USDCAD exchange rate, average	1.21	1.24	1.27
Pessimistic scenario [member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	4.80%	(0.50%)
Unemployment rate, average %	6.50%	6.70%	8.10%
Pessimistic scenario [member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.50%	3.10%
Unemployment rate, average %	4.70%	4.40%	4.10%
Pessimistic scenario [member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	1.20%	3.50%	(1.80%)
Unemployment rate, average %	6.50%	6.30%	9.90%
Pessimistic scenario [member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.40%	2.80%	3.10%
Unemployment rate, average %	4.60%	4.40%	4.90%
Pessimistic scenario [member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.40%	3.10%	0.80%
Unemployment rate, average %	11.90%	12.00%	14.70%
Pessimistic scenario [member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	6.00%	3.40%
Unemployment rate, average %	7.20%	7.20%	7.70%
Pessimistic scenario [member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.60%	5.80%	2.90%
Unemployment rate, average %	12.60%	13.20%	14.20%
Pessimistic scenario [member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.70%	4.20%	4.40%
Unemployment rate, average %	7.90%	7.90%	8.50%
Pessimistic scenario [member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.30%	3.00%	1.10%
Unemployment rate, average %	15.50%	14.70%	16.20%
Pessimistic scenario [member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.00%	4.20%	4.00%
Unemployment rate, average %	9.20%	9.20%	8.70%
Pessimistic scenario [member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.60%	2.10%	1.00%
Pessimistic scenario [member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	5.20%	4.70%
Pessimistic scenario [member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	58	54	42
Pessimistic scenario [member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	65	62	54
Pessimistic scenario [member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	3.91	3.69	2.79
Pessimistic scenario [member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	4.00	3.77	3.06
Pessimistic scenario [member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.33%	4.29%	2.36%
Pessimistic scenario [member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	3.50%	3.65%	3.91%
Severe Pessimistic [Member] | Canada [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(5.70%)	(3.50%)	(10.80%)
Unemployment rate, average %	11.90%	12.20%	14.10%
Bank of Canada overnight rate target, average %	0.30%	0.30%	0.30%
HPI - Housing Price Index, y/y % change	(2.10%)	(5.90%)	(15.20%)
USDCAD exchange rate, average	1.25	1.30	1.40
Severe Pessimistic [Member] | Canada [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.90%	3.90%	6.40%
Unemployment rate, average %	8.40%	8.50%	7.10%
Bank of Canada overnight rate target, average %	0.50%	0.50%	0.30%
HPI - Housing Price Index, y/y % change	4.00%	4.00%	6.80%
USDCAD exchange rate, average	1.23	1.26	1.33
Severe Pessimistic [Member] | United States [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.50%)	0.90%	(7.40%)
Unemployment rate, average %	7.80%	8.00%	10.50%
Severe Pessimistic [Member] | United States [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.50%	3.50%	5.20%
Unemployment rate, average %	6.10%	5.90%	7.00%
Severe Pessimistic [Member] | Mexico [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(3.30%)	(0.30%)	(8.70%)
Unemployment rate, average %	9.40%	9.20%	14.10%
Severe Pessimistic [Member] | Mexico [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.60%	3.80%	5.30%
Unemployment rate, average %	6.50%	6.30%	6.20%
Severe Pessimistic [Member] | Chile [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	(0.50%)	(0.80%)	(6.20%)
Unemployment rate, average %	14.80%	14.90%	18.90%
Severe Pessimistic [Member] | Chile [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.50%	7.10%	5.60%
Unemployment rate, average %	9.10%	9.20%	8.90%
Severe Pessimistic [Member] | Peru [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	3.30%	3.70%	(3.50%)
Unemployment rate, average %	15.00%	15.40%	18.50%
Severe Pessimistic [Member] | Peru [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.40%	4.90%	6.30%
Unemployment rate, average %	9.90%	9.90%	9.70%
Severe Pessimistic [Member] | Colombia [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.00%	0.90%	(5.20%)
Unemployment rate, average %	18.00%	16.90%	20.50%
Severe Pessimistic [Member] | Colombia [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	4.80%	4.90%	6.00%
Unemployment rate, average %	11.20%	11.20%	9.80%
Severe Pessimistic [Member] | Caribbean [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	2.20%	(0.30%)	(6.60%)
Severe Pessimistic [Member] | Caribbean [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Real GDP growth, y/y % change	5.40%	6.20%	5.90%
Severe Pessimistic [Member] | Global WTI oil price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	52	50	37
Severe Pessimistic [Member] | Global WTI oil price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
WTI oil price, average USD/bbl	55	57	38
Severe Pessimistic [Member] | Global Copper price [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	3.78	3.49	2.66
Severe Pessimistic [Member] | Global Copper price [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Copper price, average USD/lb	3.67	3.50	2.64
Severe Pessimistic [Member] | Global GDP and PPP [member] | Next 12 Months [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	(0.13%)	1.45%	(2.67%)
Severe Pessimistic [Member] | Global GDP and PPP [member] | Remaining forecast period [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Global GDP, y/y % change	4.42%	4.40%	5.34%